UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim R. McCant
Title: Compliance Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Kim R. McCant	Boston, MA	9/30/2001
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: $ 151,259 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

ABBOTT LABS COM   COMM. ST00282410 $5,138 99100SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $101   5148SH   SOLE
ALLSTATE CORP COM COMM. ST02000210  $758  20300SH   SOLE
AMERICAN ELEC PWR COMM. ST02553710  $445  10300SH   SOLE
AMERICAN HOME PRODCOMM. ST02660910 $3,856 66200SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $4,076 52259SH   SOLE
AMGEN INC COM     COMM. ST03116210 $3,115 53000SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $4,071 97200SH   SOLE
AOL TIME WARNER INCOMM. ST00184A10 $1,422 42950SH   SOLE
APPLIED MATLS INC COMM. ST03822210  $105   3700SH   SOLE
AT&T GROUP        COMM. ST00195710 $2,445 12667SH   SOLE
AT&T WIRLES SERVICCOMM. ST00209a10  $609  40764SH   SOLE
AUTOMATIC DATA PROCOMM. ST05301510 $1,486 31600SH   SOLE
AVAYA, INC        COMM. ST05349910  $22    2268SH   SOLE
BAKER HUGHES INC CCOMM. ST05722410  $345  11900SH   SOLE
BANK OF AMERICA COCOMM. ST06050510  $894  15300SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $4,300 10350SH   SOLE
BOEING CO COM     COMM. ST09702310  $472  14100SH   SOLE
BP AMOCO P L C SPOCOMM. ST05562210  $629  12800SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $4,473 80500SH   SOLE
BURLINGTON NORTHN COMM. ST12189T10  $580  21700SH   SOLE
CHEVRON CORPORATIOCOMM. ST16675110 $4,526 53400SH   SOLE
CIGNA CORP COM    COMM. ST12550910  $655   7900SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $1,071 87900SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $1,693 41800SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $3,589 76600SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $727  32400SH   SOLE
CONOCO CL A       COMM. ST20825130  $608  23900SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $269  11100SH   SOLE
CRESCENT REAL ESTACOMM. ST22575610  $300  14000SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $296  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710  $570  30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $766  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310 $1,170 35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,206 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,512 92800SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $33    2800SH   SOLE
EMERSON ELEC CO COCOMM. ST29101110  $400   8500SH   SOLE
ENTERGY CORP COM  COMM. ST29364G10  $658  18500SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,162 10563SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $616  11500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $309   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $3,560 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410 $1,074 23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $652  15200SH   SOLE
HARTFORD FINANCIALCOMM. ST41651510  $658  11200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $687  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610 $1,063 66200SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $414  10800SH   SOLE
HONEYWELL INC COM COMM. ST43851610  $298  11300SH   SOLE
IKON OFFICE SOLUTICOMM. ST45171310  $540  70000SH   SOLE
ILLINOIS TOOL WKS COMM. ST45230810  $536   9900SH   SOLE
INTEL CORP COM    COMM. ST45814010 $2,455 12010SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $2,605 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $355  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $5,285 95400SH   SOLE
JP MORGAN CHASE &CCOMM. ST46625H10  $430  12600SH   SOLE
K MART CORP COM   COMM. ST48258410  $296  42300SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $498  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $558   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $4,551 56400SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $156  27220SH   SOLE
LYONDELL CHEMICAL COMM. ST55207810  $188  16400SH   SOLE
MCDATA CORPORATIONCOMM. ST58003120   $1     103SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $1,987 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $3,603 54100SH   SOLE
MGIC INVT CORP WISCOMM. ST55284810  $686  10500SH   SOLE
MICROSOFT         COMM. ST59491810 $2,113 41300SH   SOLE
MINNESOTA MNG & MFCOMM. ST60405910 $2,096 21300SH   SOLE
MIRANT CORP COM   COMM. ST60467510  $423  19324SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $407  26100SH   SOLE
NORTHEAST UTILS COCOMM. ST66439710  $674  36000SH   SOLE
OCCIDENTAL PETE CPCOMM. ST67459910  $696  28600SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $4,889 10080SH   SOLE
PFIZER INC COM    COMM. ST71708110 $3,946 98400SH   SOLE
PHILIP MORRIS COS COMM. ST71815410  $864  17900SH   SOLE
PHILLIPS PETE CO CCOMM. ST71850710  $653  12100SH   SOLE
PNC BK CORP COM   COMM. ST69347510  $172   3000SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $3,487 47900SH   SOLE
PROGRESS ENERGY INCOMM. ST74326310  $426   9900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110 $1,421 85082SH   SOLE
RELIANT ENERGY INCCOMM. ST75952J10  $582  22100SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $2,893 27700SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $4,868 10331SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $3,844 10360SH   SOLE
SEARS ROEBUCK & COCOMM. ST81238710  $409  11800SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,165 48600SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $230   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $126   4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010  $304  36800SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $167   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $2,535 10150SH   SOLE
USA EDUCATION INC COMM. ST90390U10  $771   9300SH   SOLE
UST INC COM       COMM. ST90291110  $863  26000SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $4,701 86886SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $173   5000SH   SOLE
VODAFONE AIRTOUCH COMM. ST92857T10  $802  36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $158   3200SH   SOLE
WASHINGTON MUT INCCOMM. ST93932210  $789  20500SH   SOLE
WASTE MGMT INC COMCOMM. ST94106L10  $497  18600SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $516  11600SH   SOLE
WENDYS INTL INC COCOMM. ST95059010  $792  29700SH   SOLE
WORLDCOM INC-WORLDCOMM. ST98157D10  $314  20850SH   SOLE
WORLDCOM-MCI GROUPCOMM. ST98157D30  $13     834SH   SOLE
XL CAPITAL LTD CL COMM. STG9825510  $640   8100SH   SOLE
YAHOO INC COM     COMM. ST98433210  $28    3200SH   SOLE
ZIMMER HOLDINGS INCOMM. ST98956P10  $199   7180SH   SOLE